Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through other comprehensive income [Abstract]
Financial assets at fair value through other comprehensive income
5

Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income by type in EUR million
2021 2020
Equity securities

2,457 1,862
Debt securities 1
27,340 32,977
Loans and advances
1 838 1,056
30,635 35,895
1 Debt securities include an amount of EUR - 12

million (2020: EUR -
12

million)

and the Loans and advances includes EUR -
1

million (2020:
EUR - 2

million) of Loan loss provisions.
Exposure to equity securities
Equity securities designated as at fair value through other comprehensive income
Carrying
value
Carrying
value
Dividend
income
Dividend
income
in EUR million 2021 2020 2021 2020
Investment in Bank of Beijing
1,700 1,662 97 95
Other Investments
757 200 25 12
2,457 1,862 122 107
For strategic equity securities, ING decided to apply the option to irrevocably designate these investments at fair value through other comprehensive income, instead of the IFRS 9 default measurement of fair value through profit or loss.

As at 31 December 2021 ING holds approximately 13% (2020: 13
%)

of the shares of Bank of Beijing, a bank

listed
on the stock exchange of Shanghai. As per regulatory requirements set by China Banking and Insurance

Regulatory Commission, ING, as a shareholder holding more than 5 % or more of the shares, is required to supply additional capital when necessary. No request for additional capital was received in 2021 (2020: nil).
Changes in fair value through other comprehensive income
The following table presents changes in financial assets at fair value through other comprehensive income.
Changes in fair value through other comprehensive income financial assets
FVOCI equity securities
FVOCI debt
instruments 1 Total
in EUR million
2021 2020 2021 2020 2021 2020
Opening balance
1,862 2,306 34,033 32,163 35,895 34,468
Additions
518 13 12,669 16,936 13,186 16,949
Amortisation
-46 -9 -46 -9
Transfers

and reclassifications

-7 -107 0 -7 -107
Changes in unrealised revaluations 2
-88 -283 -1,209 520 -1,296 237
Impairments
-5 -2 -5 -2
Reversals of impairments
4 -4 4 -4
Disposals and redemptions
-19 -13 -17,730 -14,557 -17,750 -14,571
Exchange rate differences
191 -53 460 -1,017 651 -1,070
Changes in the composition of the group and other
changes 0 -0 2 2 2 2
Closing balance 2,457 1,862 28,178 34,033 30,635 35,895
1 Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.
2 Changes in unrealized revaluations of FVOCI debt instruments include changes on hedged items which are recognized in the statement of
profit or loss. Reference is made to Note 19 ‘Equity’ for details on the changes in revaluation reserve.

FVOCI equity securities
In 2021, additions of EUR 518

million mainly relates to new investments in HQLA eligible equity instruments. This is a diversified buy-and-hold portfolio aimed at generating a stable dividend income stream.
In 2021, exchange rate differences of EUR 191

million are fully related to the stake in Bank of Beijing following the appreciation of CNY vs EUR.
In 2021, changes in unrealised revaluations of equity securities decreased mainly related to negative revaluation
of the stake in Bank of Beijing following a decline in share price (EUR -153 million) compensated by positive
revaluation in several other equity stakes of EUR 65

million.
In 2020, transfers and reclassifications of EUR -107

million mainly relates to ING’s investment in Visa preference series C shares (EUR -116

million) that have been reclassified from equity at fair value through other comprehensive income to debt securities at mandatorily fair value through profit or loss' based on variable
conversion rate.
FVOCI debt instruments
In 2021, changes in unrealised revaluations of EUR -1,209

million relates to increased yield curves.
Reference is made to Note 6 ‘Securities at amortised cost’ for details on ING Group’s total exposure to debt securities.